Restricted Share Units (Tables)	3 Months Ended
Jan. 31, 2025
Restricted Share Units [Abstract]
Schedule of Changes in RSUs	The following table summarizes the continuity of RSUs:
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)
Balance, October 31, 2023	2,216	$138.55	$96.06

Granted	591,460	1.86	1.36
Exercised	(329,338)	2.22	1.65

Balance, October 31, 2024	264,338	$2.55	$1.80

Granted (i)	296,122	1.85	1.27
Exercised	(118,049)	1.77	1.30

Balance, January 31, 2025 (*)	442,411	$2.29	$1.58

(i)	During the three months ended January 31, 2025, the Company issued 296,122 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $377,474 (2024 - $534).

(*)	See note 14 regarding the exercise of RSUs.